Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Loan production income	$ 589,461	$ 1,723,981	$ 2,143,400	$ 2,884,162
Loan servicing income	174,695	70,503	443,762	182,656
Change in fair value of mortgage servicing rights (see Note 5)	(170,462)	0	(448,825)	0
Gain (loss) on sale of mortgage servicing rights	(5,443)	(324)	(670)	(65,821)
Interest income	102,063	40,041	227,169	119,308
Total revenue, net	690,314	1,834,201	2,364,836	3,120,305
Expenses
Salaries, commissions and benefits	164,971	206,174	550,983	462,706
Direct loan production costs	18,980	16,685	47,660	39,864
Marketing, travel, and entertainment	14,138	3,608	37,138	13,913
Depreciation and amortization	9,034	2,749	24,676	8,071
Servicing costs	29,192	15,320	72,767	41,286
Amortization, impairment and pay-offs of mortgage servicing rights (see Note 5)	0	68,928	0	357,728
General and administrative	39,148	28,484	96,867	70,835
Interest expense	90,221	40,620	215,884	113,683
Other (income)/expense	(8,710)	0	(27,544)	0
Total expenses	356,974	382,568	1,018,431	1,108,086
Earnings before income taxes	333,340	1,451,633	1,346,405	2,012,219
Provision for income taxes	3,483	750	17,831	1,500
Net income	329,857	$ 1,450,883	1,328,574	$ 2,010,719
Net income attributable to non-controlling interests	304,611		1,247,079
Net income attributable to UWM Holdings Corporation	$ 25,246		$ 81,495
Earnings per share of Class A common stock (see Note 17):
Basic (in usd per share)	$ 0.25		$ 0.80
Diluted (in usd per share)	$ 0.16		$ 0.55
Weighted average shares outstanding:
Basic (in shares)	101,106,023		102,247,594
Diluted (in shares)	1,603,710,511		1,604,567,758
UNITED WHOLESALE MORTGAGE, LLC
Revenue
Loan production income					$ 4,551,415	$ 1,043,483
Loan servicing income					288,304	102,288
Gain (loss) on sale of mortgage servicing rights					(62,285)	(22,480)
Interest income					161,160	155,129
Total revenue, net					4,938,594	1,278,420
Expenses
Salaries, commissions and benefits					552,143	372,172
Direct loan production costs					54,459	34,434
Professional services					12,115	37,785
Occupancy and equipment					58,890	40,095
Marketing, travel, and entertainment					20,278	23,433
Depreciation and amortization					16,820	9,405
Servicing costs					70,835	30,936
Amortization, impairment and pay-offs of mortgage servicing rights (see Note 5)					573,118	137,776
General and administrative					27,940	13,196
Interest expense					167,036	164,131
Total expenses					1,553,634	863,363
Earnings before income taxes					3,384,960	415,057
Provision for income taxes					2,450	0
Net income					$ 3,382,510	$ 415,057